Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
NOTE 15 – SUBSEQUENT EVENTS
On April 4, 2024, the Company entered into a securities purchase agreement with certain investors named therein for the sale of an aggregate of 1,331,452 shares of Common Stock, at a price of $2.25 per share for unaffiliated investors and at a price of $2.88 per share for the Company’s Chief Executive Officer (the “Private Placement”). The purchase price per share to be paid by the Company’s Chief Executive Officer in the Private Placement reflects the closing sale price of the Common Stock on The Nasdaq Capital Market on April 3, 2024. The Private Placement closed on April 11, 2024, and the Company received gross proceeds of $3,001,235 from the Private Placement. Also in connection with Private Placement, the Company issued 89,787 Common Stock warrants with an exercise price of $2.81 and a term of 5 years.

NOTE 16 – Subsequent Events
As more fully described in Note 1, the Company entered into the Purchase Agreement on
March
20, 2024 to sell AxoBio to its former stockholders. The sale transaction contemplated by the Purchase Agreement closed on March 26, 2024.